CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS

5.	CASH AND CASH EQUIVALENTS

		Consolidated
	12/31/2021	12/31/2020
Cash and banks
In Brazil	68,638	245,185
Abroad	10,007,399	3,899,282
Cash and banks	10,076,037	4,144,467

Investments
In Brazil	6,493,832	5,800,119
Abroad	76,611
Total short-term investments	6,570,443	5,800,119
Cash and cash equivalents	16,646,480	9,944,586

Our investments are basically in private and public securities with yields linked to the variation of Interbank Deposit Certificates (CDI) and repo operations backed by National Treasury Notes respectively. The Company invests part of the funds through exclusive investment funds which have been consolidated in these financial statements.

Our investments abroad are in private securities in top-rated banks and are remunerated at pre-fixed rates.

Accounting Policy

Cash and cash equivalents include cash, bank deposits and other short-term investments of immediate liquidity, redeemable within 90 days of the contracting date, readily convertible into an amount known as cash and with an insignificant risk of changing its market value.